Stock-Based Incentive Compensation Plans and Employee Benefit Plans Stock Based Incentive Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance under long-term incentive plans (in shares)	14,000	14,000
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Income tax benefit recognized related to LTIPs		$ 7	$ 6	$ 8
Actual tax benefit realized for tax deductions		$ 12	$ 5	$ 6
Performance Awards [Member]
Summary of nonvested shares [Roll Forward]
Nonvested, beginning of period (in shares)		3,818
Granted (in shares)		1,413
Forfeited or cancelled (in shares)		(825)
Vested and released to participants (in shares)		(1,074)
Nonvested, end of period (in shares)	3,332	3,332	3,818
Weighted average grant date fair value, nonvested, beginning of period (in dollars per share)		$ 23.91
Weighted average grant date fair values of awards granted (in dollars per share)		31.16	$ 26.74	$ 26.64
Weighted average grant date fair value, forfeited or cancelled (in dollars per share)		24.78
Weighted average grant date fair value, vested and released to participants (in dollars per share)		18.97
Weighted average grant date fair value, nonvested, end of period (in dollars per share)	$ 28.36	$ 28.36	$ 23.91
Remaining average contractual life of nonvested shares outstanding (in years)		1 year 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 53	$ 53
Total intrinsic value of awards received by participants		36	$ 12	$ 7
Total grant date fair values of performance and stock awards which vested during the period		$ 20	$ 9	$ 5
Stock Awards [Member]
Summary of nonvested shares [Roll Forward]
Nonvested, beginning of period (in shares)		1,060
Granted (in shares)		470
Forfeited or cancelled (in shares)		(131)
Vested and released to participants (in shares)		(433)
Nonvested, end of period (in shares)	966	966	1,060
Weighted average grant date fair value, nonvested, beginning of period (in dollars per share)		$ 24.08
Weighted average grant date fair values of awards granted (in dollars per share)		31.07	$ 26.62	$ 26.77
Weighted average grant date fair value, forfeited or cancelled (in dollars per share)		27.95
Weighted average grant date fair value, vested and released to participants (in dollars per share)		20.72
Weighted average grant date fair value, nonvested, end of period (in dollars per share)	$ 28.46	$ 28.46	$ 24.08
Remaining average contractual life of nonvested shares outstanding (in years)		1 year 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 26	$ 26
Total intrinsic value of awards received by participants		15	$ 9	$ 9
Total grant date fair values of performance and stock awards which vested during the period		9	7	7
Performance and Stock Awards [Member]
Summary of nonvested shares [Roll Forward]
Unrecognized compensation cost related to non-vested performance and stock awards	$ 34	34
Weighted average period of recognition (in years)	1 year 8 months 12 days
Operation And Maintenance Expense [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
LTIP compensation expense		$ 28	$ 26	$ 21